Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 01, 2024
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 23, 2024
Document Effective Date	Feb. 01, 2024
Prospectus Date	Feb. 01, 2024
Ironclad Managed Risk Fund | Ironclad Managed Risk Fund
Prospectus:
Trading Symbol	IRONX